Condensed Consolidated Statement of Changes in Equity (Unaudited) - GBP (£) £ in Millions	Total	Share capital	Share premium	Other equity instruments	Fair value	Cash flow hedging	Currency translation	Retained earnings
Beginning balance at Dec. 31, 2022	£ 14,407	£ 3,105	£ 5,620	£ 1,956	£ 5	£ (1,128)	£ 1	£ 4,848
Profit after tax	814							814
Other comprehensive (expense), net of tax:
- Fair value reserve (debt instruments)	(3)				(3)
- Cash flow hedges	(54)					(54)
- Pension remeasurement	(115)							(115)
- Own credit adjustment	(5)							(5)
Total other comprehensive income/(expense)	(177)				(3)	(54)		(120)
Total comprehensive income	637				(3)	(54)		694
Dividends on ordinary shares	(410)							(410)
Dividends on preference shares and other equity instruments	(61)							(61)
Ending balance at Jun. 30, 2023	14,573	3,105	5,620	1,956	2	(1,182)	1	5,071
Beginning balance at Dec. 31, 2023	14,623	3,105	5,620	1,956	(6)	(348)	1	4,295
Profit after tax	600							600
Other comprehensive (expense), net of tax:
- Fair value reserve (debt instruments)	7				7
- Cash flow hedges	(245)					(245)
- Pension remeasurement	(114)							(114)
- Own credit adjustment	(8)							(8)
Total other comprehensive income/(expense)	(360)				7	(245)		(122)
Total comprehensive income	240				7	(245)		478
Issue of other equity instruments	400			400
Repurchase of other equity instruments	(500)			(496)				(4)
Dividends on ordinary shares	(554)							(554)
Dividends on preference shares and other equity instruments	(66)							(66)
Ending balance at Jun. 30, 2024	£ 14,143	£ 3,105	£ 5,620	£ 1,860	£ 1	£ (593)	£ 1	£ 4,149